Condensed Consolidated Statements Of Operations - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Income Statement [Abstract]
Revenue	$ 2,837	$ 3,535	$ 13,345	$ 15,667
Cost of goods sold	2,221	2,682	10,321	11,568
Gross profit	616	853	3,024	4,099
Operating expenses:
Selling and marketing	554	544	2,123	2,033
General and administrative	539	483	2,014	2,151
Operating expenses	1,093	1,027	4,137	4,184
Loss from operations	(477)	(174)	(1,113)	(85)
Interest expense	(21)	(15)	(75)	(85)
Other income (expense), net	34	(1)	(60)	(9)
Loss before income taxes	(464)	(190)	(1,248)	(179)
Income tax expense, net	(5)	(7)	(23)	(4)
Net loss	$ (469)	$ (197)	$ (1,271)	$ (183)
Net loss per share - basic and diluted	$ (0.01)	$ 0.00	$ (0.03)	$ 0.00
Weighted average basic and diluted common shares outstanding	41,464,373	41,367,662	41,420,603	41,322,944